Revenue and Other Income - Disaggregation of Revenue and Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue and Other Income
Revenue	$ 184,544	$ 85,821	$ 56,157
Other income
Interest received	147	7	12
Government grants		$ 18	$ 1,757
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]		Total other income	Total other income	Total other income
Other income	18	$ 36	$ 171
Total other income	165	61	1,940
Sale of hardware
Revenue and Other Income
Revenue	175,168	80,832	53,562
Service and maintenance revenue
Revenue and Other Income
Revenue	9,267	4,979	2,590
Software Revenue
Revenue and Other Income
Revenue	$ 109	$ 10	$ 5